Other payables and accrued liabilities - Schedule of Oher Payables and Accrued Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Oher Payables and Accrued Liabilities [Abstract]
Salary and welfare payable	$ 49,095	$ 46,080
Other tax payable	13,280	39,976
Equity transfer payment		767,197
Other payables and accrued liabilities	196,970	13,996
Total	$ 259,345	$ 867,249